Share-based Payments	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Share-based Payments
SHARE-BASED PAYMENTS

Stock option plan

The Company operates a stock option plan (the "Plan") to provide equity-settled share-based remuneration to directors, officers and employees. The number of common shares that may be issued pursuant to the exercise of options awarded under the Plan and all other Security Based Compensation Arrangements of the Company is 10% of the common shares outstanding from time to time. All incentive stock options granted under the Plan have a per-share exercise price equal to the weighted average trading price of the common shares for the five trading days prior to the date of grant. Each tranche of an award with different vesting dates is considered a separate grant for the calculation of fair value and the resulting fair value is amortized over the vesting period of the respective tranche.

The following tables summarize information about the stock options outstanding and exercisable at the dates indicated:

	2018		2017
		Weighted-		Weighted-
	Number	Average	Number	Average
	of	Exercise	of	Exercise
(000s except per share amounts)	Options	Price (C$)	Options	Price (C$)
Options outstanding, beginning of year	4,959	5.10	6,046	6.87
Granted	1,071	2.62	1,043	2.16
Cancelled / Forfeited	—	—	(1,281)	6.75
Expired	(1,154)	9.13	(849)	11.43
Options outstanding, end of year	4,876	3.60	4,959	5.10
Options exercisable, end of year	2,766	4.52	2,925	6.87

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
	Number	Average	Weighted-	Number	Average	Weighted-
Exercise	Outstanding at	Remaining	Average	Exercisable at	Remaining	Average
Prices	December 31, 2018	Contractual	Exercise Price	December 31, 2018	Contractual	Exercise
(C$)	(000s)	Life (Years)	(C$)	(000s)	Life (Years)	Price (C$)
2.16 - 2.17	953	3.4	2.16	318	3.4	2.16
2.18 - 2.41	1,212	2.2	2.19	808	2.2	2.19
2.42 - 3.81	1,071	4.4	2.62	—	—	—
3.82 - 6.13	820	1.4	4.99	820	1.4	4.99
6.14 - 7.26	820	0.4	7.26	820	0.4	7.26
	4,876	2.5	3.60	2,766	1.6	4.52

Compensation expense of $0.9 million was recorded in general and administrative expenses in the Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss) and Changes in Shareholders’ Equity during year ended December 31, 2018 (2017 - $0.6 million) in respect of stock options. The fair value of all common stock options granted is estimated on the date of grant using the lattice-based trinomial option pricing model.
The weighted average fair value of options granted during the period and the assumptions used in their determination are as noted below:

	2018	2017
Weighted average fair market value per option (C$)	0.88	0.70
Risk free interest rate (%)	2.14%	0.74%
Expected volatility (based on actual historical volatility) (%)	49.45%	48.67%
Dividend rate	—%	—%
Expected forfeiture rate (non-executive employees) (%)	—%	—%
Suboptimal exercise factor	1.25	1.25

All options granted vest annually over a three-year period and expire five years after the grant date. During the year ended December 31, 2018, no employee stock options were exercised (2017 – nil). As at December 31, 2018 and December 31, 2017, the entire balance in contributed surplus was related to previously recognized share-based compensation expense on equity-settled stock options.

Restricted share unit, performance share unit and deferred share unit plans

In May 2014, the Company implemented a restricted share unit ("RSU") plan, a performance share unit ("PSU") plan and a deferred share unit ("DSU") plan.

RSUs may be issued to directors, officers and employees of the Company, and each RSU entitles the holder to a cash payment equal to the fair market value of a TransGlobe common share on the vesting date of the RSU. All RSUs granted vest annually over a three-year period, and all must be settled within 30 days of their respective vesting dates.

PSUs are similar to RSUs, except that the number of PSUs that ultimately vest is dependent on achieving certain performance targets and objectives as set by the Board of Directors. Depending on performance, vested PSUs granted prior to 2017 can range between 50% and 150% of the original PSU grant, and 0% to 200% for PSU's granted subsequent to 2017. All PSUs granted vest on the third anniversary of their grant date, and all must be settled within 60 days of their vesting dates.

DSUs are similar to RSUs, except that they become fully vested on the date of grant and are only issued to directors of the Company. Distributions under the DSU plan do not occur until the retirement of the DSU holder from the Company's Board of Directors.

The number of RSUs, PSUs and DSUs outstanding as at December 31, 2018:

(000s)	RSUs	PSUs	DSUs
Units outstanding, December 31, 2016	546	1,366	437
Granted	807	573	214
Exercised	(245)	(248)	(56)
Forfeited	(138)	(315)	—
Units outstanding, December 31, 2017	970	1,376	595
Granted	410	678	225
Exercised	(361)	(316)	—
Forfeited	(163)	(71)	—
Reinvested	8	16	8
Units outstanding, December 31, 2018	864	1,683	828

Compensation expense of $2.7 million was recorded in general and administrative expenses in the Consolidated Statement of Earnings (Loss) and Comprehensive Income (Loss) during the year ended December 31, 2018 in respect of share units granted under the three plans described above (2017 - $0.8 million).